Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss

The following amounts were charged by Maritime pursuant to the head management and ship-management agreements and by Konkar Agencies pursuant to the ship-management agreement with the ship-owning company of vessel “Konkar Ormi”, and are included in the accompanying Consolidated Statements of Comprehensive Income/(Loss):

	Year ended December 31,
	2021	2022	2023
Included in Voyage related costs and commissions
Charter hire commissions	$322	$735	$575
Included in Management fees, related parties
Ship-management Fees	716	702	728
Included in General and administrative expenses
Administration Fees	1,632	1,652	1,812
Total	$2,670	$3,089	$3,115